Disposal of Guazi (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage interest in Guazi transferred by the company to Guazi Purchaser in return for cash	54.40%
Cash proceeds received by the company for return of ownership percentage in Guazi to the Guazi Purchaser	$ 50,000
Deconsolidation of a subsidiary	235,621
Long-term investments	391,261	$ 23,784
Investment in Guazi Convertible Note	47,310
Gain on disposal of a business	119,238
Amount of the assets and liabilities, including allocated goodwill, attributable to Guazi dercognized	$ 27,788
Investment in Series A Guazi Shares [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage of non-controlling interest	45.60%
Number of Series A convertible and redeemable preference shares of Guazi (the "Series A Guazi Shares") at the par value of the shares purchased by the Company	38,800,000
Gain on disposal of a business	$ 73,240
Fair value of investment in Series A Guazi shares	$ 53,684